Share Capital - Summary of Details of Shares Issued (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares in issue, beginning balance	78,370,265	71,069,933	69,991,624
Shares issued during the year	4,276,580	5,062,167
Options exercised	659,414	2,238,165	1,078,309
Number of shares in issue, ending balance	83,306,259	78,370,265	71,069,933
Options Exercised at £0.25
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised		728,078	1,000,000
Options Exercised at £1.17
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised		500,000	30,000
Options Exercised at £1.15
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			48,309
Options Exercised at £1.06
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised		23,986
Options Exercised at £1.10
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised		200,000
Options Exercised at £0.05
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	496,666	581,101
Options Exercised at £1.12
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised		5,000
Options Exercised at £1.00
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	60,000	40,000
Options Exercised at £1.25
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised		160,000
Options Exercised at £0.85
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	56,470
Options Exercised at £1.90
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	46,278